Long Term Debt (Debt Covenants) (Details)	Dec. 31, 2020
Maximum
Debt Instrument [Line Items]
Debt to capital ratio	0.7
Syndicated credit facilities
Debt Instrument [Line Items]
Debt to capital ratio	0.56